Trust Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Trust Expenses

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the “Delaware Trustee”), the Trust Administrator and SEI Investments Distribution Co., (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the SEC, (6) tax reporting costs and (7) legal expenses up to $100,000 annually.

4 - Trust Expenses

The Trust incurs all brokerage commissions and other transaction related fees and expenses in connection with the trading activities of the Trust. These expenses are recorded as brokerage commissions and fees in the Statements of Operations as incurred.

The Sponsor pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Trust. In return, the Sponsor receives an allocation from the Trust that accrues daily at an annualized rate equal to 0.95% of the adjusted net asset value of the Trust.

The Sponsor is obligated under the trust agreement to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, the Advisor, Wilmington Trust Company (the “Delaware Trustee”), the Trust Administrator and SEI Investments Distribution Co. (the “Processing Agent”), (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) fees for registration of the Shares with the Securities and Exchange Commission (“SEC”), (6) tax reporting costs and (7) legal expenses up to $100,000 annually.